Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 74,627	$ 79,718	$ 107,111
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	68,977	77,476	102,492
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 5,650	$ 2,242	$ 4,619